Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2028 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Land use rights, cost						¥ 11,083,695		¥ 8,391,748
Less: accumulated amortization						(896,061)		(698,234)
Less: accumulated impairment						(55,008)		(55,008)
Land use rights, net						10,132,626		7,638,506
Amortization expenses for land use rights						¥ 217,300	$ 30,609	¥ 178,840	¥ 150,481
Forecast [Member]
Amortization expenses for land use rights	¥ 258,100	¥ 258,100	¥ 258,100	¥ 258,100	¥ 258,100